Employee Benefits (Schedule Of The Funded Status Of The Plan) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Front-End [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Defined benefit obligations	€ (8,357)	€ (9,485)	€ (8,805)
Fair value of plan assets	4,794	4,090	3,189
Funded status/(deficit)	(3,563)	(5,395)
Back-End [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Defined benefit obligations	(33,987)	(22,303)	0
Fair value of plan assets	27,035	21,364	0
Funded status/(deficit)	(6,952)	(939)
Other Post-Employment Benefit Plans ASMPT [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Defined benefit obligations	€ (1,634)	€ (1,414)	€ (1,470)